Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2023	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for Current PEO (a) ($)	Summary Compensation Table Total for Former PEO(a) ($)	Compensation Actually Paid to Current PEO(a)(b)(c) ($)	Compensation Actually Paid to Former PEO(a)(b)(c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs(a)(b)(c) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (d) ($)	Net Income (Loss) (in millions)
2026	$1,574,534	N/A	$80,231	N/A	$1,285,094	$778,820	$15.2	$(139.2)
2025	$1,553,513	N/A	$(145,647)	N/A	$991,226	$880,744	$59.0	$17.9
2024	$8,446,835	$1,156,721	$2,889,896	$1,072,413	$633,239	$149,988	$71.2	$(31.4)

Named Executive Officers, Footnote	Douglas W. Campbell was our PEO for fiscal years 2026, 2025, and for the portion of fiscal year 2024 beginning October 1, 2023. Jeffrey A. Williams was our PEO for the portion of fiscal year 2024 ending September 30, 2023, and served as Chief Executive Officer Emeritus for the remainder of fiscal year 2024. The non-PEO NEOs reflected in the tabular disclosure above represent the following individuals:

Fiscal 2024	Fiscal 2025	Fiscal 2026
Vickie D. Judy	Vickie D. Judy	Jamie Z. Fischer
	Jamie Z. Fischer	Jonathan M. Collins

Peer Group Issuers, Footnote			Assumes $100 was invested in the Company's common stock for the period starting May 1, 2023, through the end of the listed fiscal year. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for Current PEO	Exclusion of Change in Pension Value for Current PEO	Exclusion of Stock Awards and Option Awards for Current PEO	Inclusion of Equity Values for Current PEO	Compensation Actually Paid to Current PEO
2026	$1,574,534	$—	$—	$(1,494,303)	$80,231
2025	$1,553,513	$—	$—	$(1,699,160)	$(145,647)
2024	$8,446,835	$—	$(7,175,076)	$1,618,137	$2,889,896

Fiscal Year	Summary Compensation Table Total for Former PEO	Exclusion of Change in Pension Value for Former PEO	Exclusion of Stock Awards and Option Awards for Former PEO	Inclusion of Equity Values for Former PEO	Compensation Actually Paid to Former PEO
2026	N/A	N/A	N/A	N/A	N/A
2025	N/A	N/A	N/A	N/A	N/A
2024	$1,156,721	$—	$—	$(84,309)	$1,072,413
Inclusion of Equity Values for PEOs

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Current PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Current PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Current PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Current PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Current PEO	Total - Inclusion of Equity Values for Current PEO
2026	$—	$(1,088,240)	$—	$(406,063)	$—	$(1,494,303)
2025	$—	$(971,772)	$—	$(727,388)	$—	$(1,699,160)
2024	$2,782,921	$(1,442,693)	$—	$277,909	$—	$1,618,137

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Former PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Former PEO	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Former PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Former PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Former PEO	Total - Inclusion of Equity Values for Former PEO
2026	N/A	N/A	N/A	N/A	N/A	N/A
2025	N/A	N/A	N/A	N/A	N/A	N/A
2024	$—	$(411,470)	$—	$327,162	$—	$(84,309)

Non-PEO NEO Average Total Compensation Amount			$ 1,285,094	$ 991,226	$ 633,239
Non-PEO NEO Average Compensation Actually Paid Amount			$ 778,820	880,744	149,988
Adjustment to Non-PEO NEO Compensation Footnote
Average Non-PEO NEOs SCT Total to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2026	$1,285,094	$—	$(521,006)	$14,732	$778,820
2025	$991,226	$—	$(275,005)	$164,523	$880,744
2024	$633,239	$—	$—	$(483,251)	$149,988
    The amounts reported in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Average Inclusion of Equity Values for Non-PEO NEOs

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2026	$133,664	$(51,530)	$—	$(67,402)	$—	$14,732
2025	$272,641	$(55,150)	$—	$(52,968)	$—	$164,523
2024	$—	$(425,135)	$—	$(58,116)	$—	$(483,251)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount			$ 15.2	59.0	71.2
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (139,200,000)	17,900,000	(31,400,000)
Additional 402(v) Disclosure			The amounts reported in this column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the amounts reported in the total compensation column of the Summary Compensation Table on page 39 of this proxy statement, with certain adjustments as described in footnote (c) below. Compensation actually paid (“CAP”) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the tables below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts reported in the “Exclusion of Stock Awards” and “Option Awards” columns of the following tables are the totals (or, in the case of the Non-PEO NEOs, the average of the totals) from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table (“SCT”). Amounts in the “Inclusion of Stock Awards and Option Awards” columns are calculated in accordance with Item 402(v) of Regulation S-K.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,574,534	1,553,513	8,446,835
PEO Actually Paid Compensation Amount			$ 80,231	$ (145,647)	2,889,896
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,156,721
PEO Actually Paid Compensation Amount					1,072,413
Douglas W. Campbell [Member]
Pay vs Performance Disclosure
PEO Name		Douglas W. Campbell	Douglas W. Campbell	Douglas W. Campbell
Jeffrey A. Williams [Member]
Pay vs Performance Disclosure
PEO Name	Jeffrey A. Williams
PEO | Current PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	0
PEO | Current PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(7,175,076)
PEO | Current PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,494,303)	(1,699,160)	1,618,137
PEO | Current PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	2,782,921
PEO | Current PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,088,240)	(971,772)	(1,442,693)
PEO | Current PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Current PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(406,063)	(727,388)	277,909
PEO | Current PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Former PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Former PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(84,309)
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(411,470)
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					327,162
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(521,006)	(275,005)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,732	164,523	(483,251)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			133,664	272,641	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(51,530)	(55,150)	(425,135)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,402)	(52,968)	(58,116)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0